                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                               December 17, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Equity Opportunity Trust, Mid-Cap Series 1
    File #333-101348
    Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 16, 2003.


                                          Very truly yours,

                                          /s/ Kathleen H. Moriarty, Esq.
                                          ------------------------------
                                          Kathleen H. Moriarty, Esq.


cc:  Patricia Mengiste